SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE G - SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Fund has not entered into any agreements to sell interests in operating limited partnerships. However, the Fund did receive $13,000 from a prior year sale of an operating limited partnership.